Note M - Fair Value of Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Selling Costs, Percentage	10.00%
Impaired Financing Receivable, with Related Allowance, Recorded Investment	$ 7,701,000	$ 1,979,000
Impaired Financing Receivable, Related Allowance	2,498,000	1,979,000
Provision for Loan Losses Expensed	519,000
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	2,479,000
Other Real Estate	1,058,000	2,617,000
Other Real Estate, Gross	2,217,000	4,214,000
Real Estate Owned, Valuation Allowance	1,159,000
SEC Schedule III, Real Estate, Write-down or Reserve, Amount	504,000	1,597,000
Real Estate Owned, Valuation Allowance, Amounts Applied		$ 331,000